ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Goodvision Inc [Member]
AccountsReceivableNetLineItems [Line Items]
Accounts receivable allowance for credit losses
Goodvision AI Inc [Member]
AccountsReceivableNetLineItems [Line Items]
Allowance for credit losses
Accounts receivable percentage	99.60%
Accounts receivable current	$ 4,265,340	$ 1,056,554
Credit loss charge off	300
Unbilled receivables, current	2,370,000
Debt Instrument, Face Amount	$ 1,900,000
Financing Receivable, Nonaccrual to Outstanding, Percent	44.00%
Goodvision AI Inc [Member] | Financial Asset, 1 to 29 Days Past Due [Member]
AccountsReceivableNetLineItems [Line Items]
Accounts receivable percentage	0.35%
Accounts receivable current	$ 14,970
Goodvision AI Inc [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
AccountsReceivableNetLineItems [Line Items]
Accounts receivable percentage	0.04%
Accounts receivable current	$ 1,699